Annual Fund Operating Expenses - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2040 FUND	Apr. 30, 2021
Investor A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.05%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%	[1],[2],[3]
Component2 Other Expenses		[4]
Other Expenses (as a percentage of Assets):	0.09%	[1],[2],[3],[4]
Acquired Fund Fees and Expenses	0.06%	[1],[3]
Expenses (as a percentage of Assets)	0.45%	[3]
Fee Waiver or Reimbursement	(0.06%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.39%	[1],[4]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.05%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.09%	[1],[2],[3]
Component2 Other Expenses		[4]
Other Expenses (as a percentage of Assets):	0.09%	[1],[2],[3],[4]
Acquired Fund Fees and Expenses	0.06%	[1],[3]
Expenses (as a percentage of Assets)	0.20%	[3]
Fee Waiver or Reimbursement	(0.06%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.14%	[1],[4]

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 151, BFA and BlackRock Advisors, LLC (“BAL”) have contractually agreed to reimburse the Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined Management Fee and Administration Fee of each share class through June 30, 2023. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Administration Fees have been restated to reflect current fees.
[3]
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Administration Fees to reflect current fees.

[4]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through June 30, 2031. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2031 without the consent of the Board of Trustees of the Trust.